Income tax expense - Summary of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets Explanatory (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	₩ 105,215
Less than 1 year [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	19,979
1~2 years [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	9,006
2~3 years [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	7,444
More than 3 years [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	₩ 68,786